LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.28%
Brazil–2.23%
Ambev SA	142,600	$323,394
B3 SA - Brasil Bolsa Balcao	173,100	434,193
Banco do Brasil SA	105,400	435,680
BB Seguridade Participacoes SA	197,600	1,234,107
Caixa Seguridade Participacoes SA	176,000	498,346
CPFL Energia SA	65,600	483,780
†JBS NV Class A	103,571	1,546,315
MBRF Global Foods Co. SA	122,446	446,325
Porto Seguro SA	55,200	515,466
Rede D'Or Sao Luiz SA	226,100	1,791,892
TIM SA	136,700	603,075
TOTVS SA	152,200	1,305,450
Vale SA	105,200	1,138,131
WEG SA	217,682	1,492,454
		12,248,608
Chile–0.46%
Banco de Chile	7,071,122	1,073,727
Banco Santander Chile	3,156,788	209,089
Cencosud SA	362,665	1,031,681
Falabella SA	31,147	184,660
		2,499,157
China–28.69%
3SBio, Inc.	508,500	1,960,306
AAC Technologies Holdings, Inc.	39,500	232,169
Agricultural Bank of China Ltd. Class A	1,443,700	1,352,749
Alibaba Group Holding Ltd.	859,300	19,544,728
Aluminum Corp. of China Ltd. Class H	1,058,000	1,097,162
Anhui Gujing Distillery Co. Ltd. Class B	34,200	474,637
Anker Innovations Technology Co. Ltd. Class A	8,900	152,196
ANTA Sports Products Ltd.	219,600	2,638,490
Avary Holding Shenzhen Co. Ltd. Class A	23,900	188,253
Bank of Beijing Co. Ltd. Class A	372,240	288,130
Bank of Jiangsu Co. Ltd. Class A	314,000	442,431
Bank of Shanghai Co. Ltd. Class A	243,100	305,990
Beijing Kingsoft Office Software, Inc. Class A	3,247	144,368
BOE Technology Group Co. Ltd. Class A	628,200	367,118
BYD Co. Ltd. Class A	82,400	1,264,166
BYD Co. Ltd. Class H	208,200	2,948,315
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China CITIC Bank Corp. Ltd. Class H	1,589,000	$1,366,034
China Communications Services Corp. Ltd. Class H	682,000	403,138
China Construction Bank Corp. Class H	7,751,000	7,450,251
China Everbright Bank Co. Ltd. Class A	793,900	374,731
China Feihe Ltd.	224,000	115,138
China Hongqiao Group Ltd.	100,000	339,504
China Merchants Bank Co. Ltd. Class A	52,200	296,329
China Merchants Securities Co. Ltd. Class A	43,500	104,557
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	101,300	144,725
China Minsheng Banking Corp. Ltd. Class A	606,700	339,212
China Overseas Land & Investment Ltd.	517,000	954,018
China Resources Land Ltd.	441,000	1,721,622
China Resources Mixc Lifestyle Services Ltd.	180,800	960,463
China Resources Power Holdings Co. Ltd.	232,000	531,856
China Tower Corp. Ltd. Class H	179,300	264,505
China Yangtze Power Co. Ltd. Class A	124,700	477,362
China Zheshang Bank Co. Ltd. Class A	378,800	158,577
CITIC Securities Co. Ltd. Class A	205,375	862,647
Contemporary Amperex Technology Co. Ltd. Class A	18,140	1,024,420
COSCO SHIPPING Holdings Co. Ltd. Class H	279,000	434,170
CSPC Pharmaceutical Group Ltd.	1,308,000	1,574,921
Dongfang Electric Corp. Ltd. Class A	52,200	141,455
Eastroc Beverage Group Co. Ltd. Class A	7,610	324,778
Ecovacs Robotics Co. Ltd. Class A	10,100	152,526
ENN Natural Gas Co. Ltd. Class A	48,300	121,998
Eoptolink Technology, Inc. Ltd. Class A	2,300	118,182
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–1

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Focus Media Information Technology Co. Ltd. Class A	108,900	$123,304
Fuyao Glass Industry Group Co. Ltd. Class A	34,300	353,723
GF Securities Co. Ltd. Class A	104,900	328,326
Great Wall Motor Co. Ltd. Class H	271,000	585,046
Gree Electric Appliances, Inc. of Zhuhai Class A	47,900	267,276
Guangdong Haid Group Co. Ltd. Class A	28,500	255,315
Guosen Securities Co. Ltd. Class A	113,500	215,729
Haidilao International Holding Ltd.	453,000	781,200
Hengtong Optic-electric Co. Ltd. Class A	42,200	136,172
Hithink RoyalFlush Information Network Co. Ltd. Class A	9,200	480,482
Huaneng Power International, Inc. Class H	1,192,000	830,208
Huatai Securities Co. Ltd. Class A	130,400	398,796
Huaxia Bank Co. Ltd. Class A	226,900	209,737
Huayu Automotive Systems Co. Ltd. Class A	55,400	159,543
Hygon Information Technology Co. Ltd. Class A	39,418	1,398,758
Imeik Technology Development Co. Ltd. Class A	5,200	132,622
Industrial & Commercial Bank of China Ltd. Class A	1,066,800	1,094,008
Industrial Bank Co. Ltd. Class A	318,600	888,425
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	42,100	133,484
†Innovent Biologics, Inc.	119,000	1,474,129
†JD Logistics, Inc.	563,100	947,913
JD.com, Inc. Class A	81,050	1,442,495
†Kanzhun Ltd. ADR	19,000	443,840
†Kingdee International Software Group Co. Ltd.	272,000	612,371
Kuaishou Technology	425,400	4,624,656
Kunlun Energy Co. Ltd.	1,100,000	983,815
Kweichow Moutai Co. Ltd. Class A	500	101,426
Lenovo Group Ltd.	250,000	371,051
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Lens Technology Co. Ltd. Class A	32,000	$150,505
Li Ning Co. Ltd.	289,000	655,101
Luzhou Laojiao Co. Ltd. Class A	25,200	467,009
†Meituan Class B	200,700	2,695,102
Muyuan Foods Co. Ltd. Class A	93,500	696,149
NAURA Technology Group Co. Ltd. Class A	2,195	139,487
NetEase, Inc.	180,732	5,499,565
New China Life Insurance Co. Ltd. Class H	265,400	1,574,267
Nongfu Spring Co. Ltd. Class H	544,400	3,770,669
People's Insurance Co. Group of China Ltd. Class H	2,462,000	2,154,501
PetroChina Co. Ltd. Class H	5,958,000	5,420,574
Poly Developments & Holdings Group Co. Ltd. Class A	136,900	151,161
Pop Mart International Group Ltd.	90,600	3,106,173
Qfin Holdings, Inc. ADR	5,600	161,168
Rockchip Electronics Co. Ltd. Class A	7,200	228,134
SAIC Motor Corp. Ltd. Class A	132,000	317,462
Sany Heavy Industry Co. Ltd. Class A	145,000	473,390
Satellite Chemical Co. Ltd. Class A	60,800	165,186
SF Holding Co. Ltd. Class A	60,600	343,333
Shaanxi Coal Industry Co. Ltd. Class A	165,900	466,113
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	15,100	125,684
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	439,600	328,205
Shanghai Pudong Development Bank Co. Ltd. Class A	457,100	764,140
Shengyi Technology Co. Ltd. Class A	42,800	324,798
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	10,100	348,597
Shenzhen Transsion Holdings Co. Ltd. Class A	9,328	123,439
Sinotruk Hong Kong Ltd.	172,500	508,947
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–2

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
SooChow Securities Co. Ltd. Class A	87,400	$120,324
Suzhou TFC Optical Communication Co. Ltd. Class A	13,200	311,158
TBEA Co. Ltd. Class A	86,400	216,047
Tencent Holdings Ltd.	357,500	30,457,983
Tingyi Cayman Islands Holding Corp.	566,000	757,872
Tongcheng Travel Holdings Ltd.	37,200	109,947
Trip.com Group Ltd.	2,700	206,786
Victory Giant Technology Huizhou Co. Ltd. Class A	4,100	164,439
Vipshop Holdings Ltd. ADR	92,663	1,819,901
Weichai Power Co. Ltd. Class A	115,900	228,268
Wuliangye Yibin Co. Ltd. Class A	65,800	1,122,911
WuXi AppTec Co. Ltd. Class H	92,400	1,409,400
XCMG Construction Machinery Co. Ltd. Class A	201,100	324,881
†Xiaomi Corp. Class B	814,000	5,648,456
Yadea Group Holdings Ltd.	354,000	630,945
Yum China Holdings, Inc.	47,245	2,027,755
Yunnan Yuntianhua Co. Ltd. Class A	32,500	122,358
Yutong Bus Co. Ltd. Class A	41,700	159,397
Zhejiang Chint Electrics Co. Ltd. Class A	40,400	174,291
Zhejiang Huayou Cobalt Co. Ltd. Class A	17,400	161,083
†Zhejiang Leapmotor Technology Co. Ltd. Class H	100,400	856,024
Zhejiang NHU Co. Ltd. Class A	52,600	176,086
Zijin Mining Group Co. Ltd. Class A	272,300	1,126,160
Zijin Mining Group Co. Ltd. Class H	892,000	3,736,750
ZTE Corp. Class A	26,000	166,699
		157,326,957
Colombia–0.14%
Grupo Cibest SA	48,860	754,001
		754,001
Czech Republic–0.25%
CEZ AS	12,844	797,229
Moneta Money Bank AS	72,904	581,556
		1,378,785
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Egypt–0.25%
Commercial International Bank - Egypt (CIB)	656,635	$1,386,001
		1,386,001
Greece–0.62%
Hellenic Telecommunications Organization SA	23,444	443,694
Jumbo SA	32,697	1,121,695
National Bank of Greece SA	40,696	590,789
OPAP SA	52,312	1,220,355
		3,376,533
Hong Kong–1.02%
Bosideng International Holdings Ltd.	1,302,000	776,319
Geely Automobile Holdings Ltd.	1,622,000	4,074,827
Guangdong Investment Ltd.	838,000	761,334
		5,612,480
Hungary–0.48%
MOL Hungarian Oil & Gas PLC	115,961	941,837
OTP Bank Nyrt	5,672	489,879
Richter Gedeon Nyrt	39,562	1,204,069
		2,635,785
India–15.03%
ABB India Ltd.	8,405	490,666
†Adani Power Ltd.	822,585	1,340,113
Astral Ltd.	34,271	527,408
Bajaj Holdings & Investment Ltd.	5,749	792,983
Bharti Airtel Ltd.	90,067	1,905,442
Britannia Industries Ltd.	4,095	276,309
BSE Ltd.	9,936	228,311
Canara Bank	515,875	718,772
Cipla Ltd.	115,462	1,954,910
Coal India Ltd.	478,953	2,103,507
Colgate-Palmolive India Ltd.	38,335	959,533
Coromandel International Ltd.	33,244	841,839
Divi's Laboratories Ltd.	14,310	916,971
Dr. Reddy's Laboratories Ltd.	85,845	1,183,129
Eicher Motors Ltd.	11,026	869,960
GAIL India Ltd.	648,688	1,287,970
Godrej Consumer Products Ltd.	11,588	152,294
Havells India Ltd.	23,206	392,566
HCL Technologies Ltd.	197,197	3,076,263
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–3

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
HDFC Asset Management Co. Ltd.	27,123	$1,690,056
HDFC Bank Ltd.	738,274	7,907,517
Hero MotoCorp Ltd.	27,075	1,668,769
Hindalco Industries Ltd.	331,421	2,844,124
Hindustan Unilever Ltd.	53,680	1,520,159
ICICI Bank Ltd.	109,342	1,660,042
Indian Hotels Co. Ltd.	228,108	1,850,529
†Indus Towers Ltd.	254,221	981,795
Infosys Ltd.	153,031	2,485,001
Larsen & Toubro Ltd.	48,357	1,992,800
Lupin Ltd.	64,370	1,385,653
Marico Ltd.	19,005	149,277
Muthoot Finance Ltd.	33,950	1,176,585
NMDC Ltd.	867,386	745,871
NTPC Ltd.	874,873	3,354,597
Oberoi Realty Ltd.	36,189	644,841
Oracle Financial Services Software Ltd.	4,985	471,782
Page Industries Ltd.	1,729	792,267
PI Industries Ltd.	21,384	846,196
Pidilite Industries Ltd.	86,407	1,428,621
Polycab India Ltd.	14,944	1,226,304
Power Finance Corp. Ltd.	409,671	1,892,892
Reliance Industries Ltd.	484,079	7,436,570
Shriram Finance Ltd.	340,015	2,359,344
Solar Industries India Ltd.	7,652	1,148,462
SRF Ltd.	37,600	1,195,730
†Suzlon Energy Ltd.	1,638,285	1,015,755
Tata Consultancy Services Ltd.	106,328	3,458,972
Tata Motors Ltd.	86,637	663,716
Tech Mahindra Ltd.	151,812	2,394,249
Trent Ltd.	15,941	839,791
United Spirits Ltd.	7,031	104,869
UPL Ltd.	126,950	937,662
Vedanta Ltd.	350,874	1,840,741
Wipro Ltd.	115,995	312,717
		82,443,202
Indonesia–1.11%
Astra International Tbk. PT	5,718,000	1,981,485
Indofood Sukses Makmur Tbk. PT	1,251,200	542,450
Kalbe Farma Tbk. PT	5,336,500	361,851
Sumber Alfaria Trijaya Tbk. PT	5,325,300	616,731
Telkom Indonesia Persero Tbk. PT	10,472,200	1,922,888
United Tractors Tbk. PT	425,200	683,152
		6,108,557
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland–0.88%
†PDD Holdings, Inc. ADR	36,500	$4,824,205
		4,824,205
Kuwait–0.11%
Mabanee Co. KPSC	189,773	611,870
		611,870
Malaysia–0.19%
Petronas Dagangan Bhd.	86,600	472,045
RHB Bank Bhd.	378,900	594,212
		1,066,257
Mexico–2.03%
Arca Continental SAB de CV	51,500	540,914
Cemex SAB de CV	3,691,167	3,317,586
Coca-Cola Femsa SAB de CV	47,800	396,604
Gruma SAB de CV Class B	45,165	840,954
Grupo Aeroportuario del Centro Norte SAB de CV	83,500	1,077,724
Grupo Aeroportuario del Sureste SAB de CV Class B	12,390	400,173
Grupo Comercial Chedraui SA de CV	71,600	569,094
Grupo Financiero Banorte SAB de CV Class O	69,600	699,021
Grupo Mexico SAB de CV	55,100	479,468
†Industrias Penoles SAB de CV	20,200	902,517
Kimberly-Clark de Mexico SAB de CV Class A	320,400	674,618
Prologis Property Mexico SA de CV	63,900	261,692
Promotora y Operadora de Infraestructura SAB de CV	54,265	742,794
Qualitas Controladora SAB de CV	23,700	216,093
		11,119,252
Netherlands–0.25%
NEPI Rockcastle NV	171,313	1,371,794
		1,371,794
Peru–0.39%
Credicorp Ltd.	7,959	2,119,323
		2,119,323
Philippines–0.52%
International Container Terminal Services, Inc.	259,710	2,104,454
Manila Electric Co.	79,630	725,153
		2,829,607
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–4

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland–1.37%
Bank Polska Kasa Opieki SA	11,556	$555,441
†KGHM Polska Miedz SA	32,685	1,438,818
ORLEN SA	164,084	3,905,891
†PGE Polska Grupa Energetyczna SA	253,692	749,633
Powszechny Zaklad Ubezpieczen SA	57,316	857,221
		7,507,004
Qatar–0.80%
Qatar Islamic Bank QPSC	127,542	837,202
Qatar National Bank QPSC	690,584	3,524,046
		4,361,248
Republic of Korea–12.46%
Coway Co. Ltd.	6,451	452,887
DB Insurance Co. Ltd.	13,021	1,285,349
Hana Financial Group, Inc.	80,557	5,006,643
Hankook Tire & Technology Co. Ltd.	10,515	287,410
HD Hyundai Electric Co. Ltd.	5,316	2,205,133
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,097	2,664,814
Hyundai Mobis Co. Ltd.	16,138	3,433,372
Industrial Bank of Korea	78,965	1,095,227
KB Financial Group, Inc.	67,785	5,580,106
Kia Corp.	6,715	481,950
Korea Electric Power Corp.	72,652	1,866,722
Korea Investment Holdings Co. Ltd.	11,825	1,222,070
LG Uplus Corp.	61,063	668,057
Meritz Financial Group, Inc.	22,919	1,854,037
Orion Corp.	5,587	412,539
Posco International Corp.	8,270	285,579
Samsung Electronics Co. Ltd.	257,612	15,404,759
Samsung Life Insurance Co. Ltd.	3,401	379,599
Samyang Foods Co. Ltd.	117	127,503
Shinhan Financial Group Co. Ltd.	106,984	5,398,572
SK Hynix, Inc.	41,725	10,334,227
†SK Square Co. Ltd.	26,250	3,769,912
SK Telecom Co. Ltd.	15,326	593,138
Woori Financial Group, Inc.	189,091	3,497,318
		68,306,923
Russia–0.00%
†=πSeverstal PAO	283,840	0
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
†=πSurgutneftegas PAO	11,590,970	$0
		0
Saudi Arabia–3.26%
Ades Holding Co.	42,051	182,660
Al Rajhi Bank	135,930	3,885,578
Arab National Bank	254,465	1,676,665
Arabian Internet & Communications Services Co.	6,846	469,884
Etihad Etisalat Co.	106,679	1,921,542
Jarir Marketing Co.	167,716	623,870
Mouwasat Medical Services Co.	25,712	504,957
Nahdi Medical Co.	11,124	352,983
Riyad Bank	415,628	3,014,528
SABIC Agri-Nutrients Co.	65,951	2,096,251
SAL Saudi Logistics Services	10,268	495,576
Saudi Arabian Oil Co.	112,913	741,272
Saudi Aramco Base Oil Co.	14,440	343,269
Saudi Electricity Co.	235,609	954,322
Saudi National Bank	57,584	601,605
		17,864,962
South Africa–3.15%
Bid Corp. Ltd.	10,197	255,220
Capitec Bank Holdings Ltd.	16,835	3,386,496
Clicks Group Ltd.	60,221	1,228,969
Discovery Ltd.	43,167	492,409
FirstRand Ltd.	118,179	531,429
Gold Fields Ltd.	50,420	2,128,588
Harmony Gold Mining Co. Ltd.	161,633	2,946,831
MTN Group Ltd.	71,374	599,261
OUTsurance Group Ltd.	240,761	999,569
Sanlam Ltd.	227,937	1,103,257
†Sasol Ltd.	163,741	1,018,854
Shoprite Holdings Ltd.	11,609	184,191
Standard Bank Group Ltd.	77,738	1,064,070
Vodacom Group Ltd.	176,364	1,361,179
		17,300,323
Taiwan–17.32%
Accton Technology Corp.	45,000	1,542,916
Asia Cement Corp.	97,000	121,417
Asustek Computer, Inc.	65,000	1,431,032
Cathay Financial Holding Co. Ltd.	609,000	1,310,795
Compal Electronics, Inc.	1,181,000	1,255,476
Delta Electronics, Inc.	56,000	1,569,132
Elite Material Co. Ltd.	40,000	1,607,717
eMemory Technology, Inc.	3,000	198,340
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–5

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Evergreen Marine Corp. Taiwan Ltd.	174,000	$1,021,917
Fortune Electric Co. Ltd.	44,000	838,769
Hon Hai Precision Industry Co. Ltd.	1,011,000	7,165,037
International Games System Co. Ltd.	64,000	1,652,602
Largan Precision Co. Ltd.	5,000	385,524
MediaTek, Inc.	130,000	5,608,964
Nien Made Enterprise Co. Ltd.	19,000	264,633
Novatek Microelectronics Corp.	157,000	2,197,011
Pegatron Corp.	293,000	680,635
Realtek Semiconductor Corp.	53,000	956,428
Taiwan Semiconductor Manufacturing Co. Ltd.	1,455,322	62,313,643
United Microelectronics Corp.	241,000	360,179
Voltronic Power Technology Corp.	20,000	608,308
Yang Ming Marine Transport Corp.	492,000	855,568
Zhen Ding Technology Holding Ltd.	190,000	1,034,845
		94,980,888
Thailand–1.03%
Advanced Info Service PCL	293,600	2,636,556
Bumrungrad Hospital PCL	136,800	740,886
Central Pattana PCL	262,100	452,942
Charoen Pokphand Foods PCL	1,070,700	736,819
Kasikornbank PCL	87,600	452,800
Krung Thai Bank PCL	832,100	636,818
		5,656,821
Turkey–0.58%
Aselsan Elektronik Sanayi Ve Ticaret AS	386,659	1,999,451
Turk Hava Yollari AO	156,021	1,182,056
		3,181,507
United Arab Emirates–2.07%
Abu Dhabi Islamic Bank PJSC	410,660	2,435,081
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
Abu Dhabi National Oil Co. for Distribution PJSC	883,335	$913,865
ADNOC Drilling Co. PJSC	138,934	212,956
Americana Restaurants International PLC - Foreign Co.	839,499	450,256
Dubai Islamic Bank PJSC	818,690	2,135,296
Emaar Development PJSC	282,666	1,035,068
Emaar Properties PJSC	328,227	1,166,160
Emirates NBD Bank PJSC	393,251	2,601,653
Salik Co. PJSC	262,112	428,879
		11,379,214
United Kingdom–0.03%
Anglogold Ashanti PLC	2,548	179,043
		179,043
United States–0.56%
†BeOne Medicines Ltd. Class H	115,700	3,050,860
		3,050,860
Total Common Stock (Cost $391,132,380)		533,481,167
ΔPREFERRED STOCKS–2.18%
Brazil–2.18%
Gerdau SA 3.85%	266,062	832,342
Itau Unibanco Holding SA 6.71%	923,380	6,771,482
Itausa SA 8.88%	1,628,648	3,528,266
Petroleo Brasileiro SA - Petrobras 9.59%	137,100	807,569
Total Preferred Stocks (Cost $9,770,737)		11,939,659

MONEY MARKET FUND–0.80%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.09%)	4,396,253	4,396,253
Total Money Market Fund (Cost $4,396,253)		4,396,253

TOTAL INVESTMENTS–100.26% (Cost $405,299,370)	549,817,079
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.26%)	(1,445,607)
NET ASSETS APPLICABLE TO 55,840,188 SHARES OUTSTANDING–100.00%	$548,371,472

ΔSecurities have been classified by country of origin.
†Non-income producing.
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–6

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
=The value of this security was determined using significant unobservable inputs.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2025, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Severstal PAO	2/4/2022	$3,161,310	$0
Surgutneftegas PAO	2/4/2022	5,050,556	0
Total		$8,211,866	$0

The following futures contracts were outstanding at September 30, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
88	ICE U.S. MSCI Emerging Markets Index Futures	$5,982,680	$5,961,314	12/19/25	$21,366	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
PJSC–Public Joint Stock Company
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–7